Balance Sheet Components - Summary of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment in Celexor	$ 942	$ 942	$ 942
Deferred offering costs	5,138	1,888	0
Non-current deposits	69	69	123
Property and equipment, net	3	8	3,334
Other non-current assets	$ 1,014	1,019	$ 1,065
Previously Reported [Member]
Other non-current assets		$ 2,899